Document and Entity Information	Nov. 02, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity File Number	000-26966
Entity Registrant Name	Advanced Energy Industries, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-0846841
Entity Address, Address Line One	1595 Wynkoop Street, Suite 800
Entity Address, State or Province	CO
Entity Address, City or Town	Denver
Entity Address, Postal Zip Code	80202
City Area Code	(970)
Local Phone Number	407-6626
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AEIS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000927003
Amendment Flag	false